Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Twin Vee PowerCats, Co.
Entity Central Index Key	0001855509
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Incorporation, State or Country Code	DE